Schedule of Investments (unaudited)
May 31, 2024
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 99.2%
Education — 10.5%
California State Enterprise Development Authority Revenue:
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/45	$500,000	$505,226
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/55	600,000	601,200
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,105,000	6,400,009
California State MFA Revenue:
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/41	500,000	486,242
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/46	2,000,000	1,916,603
California State School Finance Authority Revenue:
Classical Academies Oceanside Project, Series A	5.000%	10/1/42	1,000,000	1,005,626 (a)
Classical Academies Oceanside Project, Series A	5.000%	10/1/52	2,000,000	1,956,597 (a)
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,655,411 (a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	1,759,576 (a)
KIPP LA Project, Series A	4.000%	7/1/50	1,135,000	986,989 (a)
California State University Revenue, Systemwide, Series C	4.000%	11/1/45	2,000,000	1,972,988
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,320,182 (a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	1,003,046 (a)
Pittsburg, CA, Unified School District Financing Authority Revenue, GO, AGM	5.000%	9/1/47	3,000,000	3,115,137
Total Education				24,684,832
Health Care — 6.2%
California State Health Facilities Financing Authority Revenue:
CommonSpirit Health, Series A	4.000%	4/1/44	2,000,000	1,931,184
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	2,500,000	2,526,505
Lucile Salter Packard Children’s Hospital at Stanford, Series B	5.000%	8/15/55	2,000,000	2,024,329
California State MFA Revenue:
Channing House Project, Series A, Refunding, CMI	5.000%	5/15/35	500,000	522,966
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A	6.625%	1/1/32	1,000,000	976,736 (a)
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A	6.875%	1/1/42	1,500,000	1,415,042 (a)
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	736,140
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	939,926
California State Public Finance Authority Revenue, Green Bond, ENSO Village Project, Series A, Refunding	5.000%	11/15/46	500,000	455,378
California Statewide CDA Revenue:
899 Charleston Project, Series A	5.000%	11/1/29	1,635,000	1,609,846 (a)
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,320,268
Total Health Care				14,458,320
Housing — 3.1%
California Statewide CDA Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/32	1,000,000	1,015,283
CHF Irvine LLC, Refunding	5.000%	5/15/33	1,500,000	1,522,034
CHF Irvine LLC, Refunding	5.000%	5/15/34	1,000,000	1,014,076
See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Housing — continued
CHF Irvine LLC, Refunding	5.000%	5/15/35	$1,000,000	$1,014,037
CHF Irvine LLC, Refunding	5.000%	5/15/40	2,750,000	2,771,499
Total Housing				7,336,929
Industrial Revenue — 25.6%
California County Tobacco Securitization Agency Revenue, Los Angeles County Securitization Corp., Series A, Refunding	4.000%	6/1/49	2,000,000	1,867,929
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,750,000	3,739,298 (b)(c)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	2,900,000	3,033,310 (b)(c)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	6,515,000	6,468,288 (b)(c)
Clean Energy Project, Green Bonds, Series E-1	5.000%	3/1/31	1,500,000	1,581,542 (b)(c)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Refunding	4.000%	7/1/50	4,000,000	3,872,948
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,000,000	993,619 (d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	10,513,789 (a)(d)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset-Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	2,900,000	2,983,195
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	2,569,621
Natural Gas Purchase, Series A	5.500%	11/15/37	5,000,000	5,547,618
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/30	7,350,000	7,775,992 (b)(c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	1,000,000	1,041,299 (d)
Southern California Public Power Authority, Natural Gas Revenue, Project No 1, Series A	5.000%	11/1/33	4,805,000	4,947,517
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	3,160,000	3,170,524
Total Industrial Revenue				60,106,489
Leasing — 5.4%
California State Public Works Board, Lease Revenue, Various Capital Projects, Series B	4.000%	3/1/45	1,000,000	990,099 (e)
San Mateo - Foster City, CA, Public Financing Authority, Street & Flood Control Project	4.000%	5/1/45	1,750,000	1,745,230
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	2,005,000	2,127,614
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,102,469
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/45	4,100,000	4,285,678
South San Francisco, CA, Public Facilities Financing Authority, Lease Revenue, Multiple Capital Projects, Series A	5.250%	6/1/46	1,250,000	1,344,599
Total Leasing				12,595,689
Local General Obligation — 2.0%
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	2,000,000	2,099,175
See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2024 Quarterly Report

 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Local General Obligation — continued
Gilroy, CA, USD, GO, Series 2021	4.000%	8/1/44	$1,000,000	$985,651
Local Public Schools Funding Authority, CA, School Improvement District No 2016-1, GO, Series A, BAM	5.000%	8/1/46	1,600,000	1,647,293
Total Local General Obligation				4,732,119
Other — 1.7%
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,000,000	4,009,938 (d)
Power — 7.7%
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,000,000	5,160,029
Series C	5.000%	7/1/42	5,000,000	5,189,390
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,050,000	278,250 *(f)
Series A	5.050%	7/1/42	170,000	45,050 *(f)
Series XX	5.250%	7/1/40	1,750,000	463,750 *(f)
Series ZZ, Refunding	—	7/1/18	400,000	105,000 *(g)
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	1,250,000	1,312,848
Sacramento Municipal Utility District, CA, Electric Revenue, Green Bonds, Series M	5.000%	11/15/54	5,000,000	5,466,866
Total Power				18,021,183
Pre-Refunded/Escrowed to Maturity — 0.1%
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	327,500	328,050 (h)
Special Tax Obligation — 7.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	460,000	410,172
CAB, Restructured, Series A-1	0.000%	7/1/46	2,860,000	916,066
Restructured, Series A-1	4.550%	7/1/40	110,000	110,786
Restructured, Series A-1	4.750%	7/1/53	1,030,000	1,023,532
Restructured, Series A-1	5.000%	7/1/58	420,000	420,136
Restructured, Series A-2	4.329%	7/1/40	1,190,000	1,186,277
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.750%	9/1/52	600,000	599,448
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	750,000	805,859
Community Facilities District No 2023-1	5.625%	9/1/53	1,600,000	1,599,948
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/39	10,000,000	10,481,209
Total Special Tax Obligation				17,553,433
State General Obligation — 0.8%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	3,354	3,342
CAB, Restructured, Series A-1	0.000%	7/1/33	26,607	17,670
Restructured, Series A-1	5.375%	7/1/25	23,026	23,228
Restructured, Series A-1	5.625%	7/1/27	22,818	23,861
Restructured, Series A-1	5.625%	7/1/29	22,448	24,162
Restructured, Series A-1	5.750%	7/1/31	21,803	24,305
Restructured, Series A-1	4.000%	7/1/33	20,675	20,674
See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
State General Obligation — continued
Restructured, Series A-1	4.000%	7/1/35	$408,584	$401,393
Restructured, Series A-1	4.000%	7/1/37	1,225,000	1,188,496
Restructured, Series A-1	4.000%	7/1/41	196,686	182,825
Restructured, Series A-1	4.000%	7/1/46	22,553	20,398
Subseries CW	0.000%	11/1/43	91,410	56,788 (c)
Total State General Obligation				1,987,142
Transportation — 16.9%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	2,750,000	2,931,249
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,500,000	6,622,497
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A, Refunding	4.000%	1/15/46	1,000,000	947,860
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/45	2,085,000	2,068,690
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,000,000	4,053,992 (d)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	3,300,000	3,469,641 (d)
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	5,250,000	5,415,398 (d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	5/1/36	2,900,000	3,096,001 (d)
Series D	5.000%	5/1/48	3,000,000	3,026,494 (d)
Series E	5.000%	5/1/35	4,750,000	4,963,833 (d)
Stockton, CA, Public Financing Authority Revenue, Refunding	5.000%	3/1/47	3,250,000	3,178,371
Total Transportation				39,774,026
Water & Sewer — 11.7%
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund, Series B	5.000%	10/1/48	4,000,000	4,164,328
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	3,000,000	3,109,827
Fillmore, CA, Wastewater Revenue, Refunding, AGM	5.000%	5/1/47	4,500,000	4,624,701
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	3,000,000	2,933,072
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,150,000	1,161,944 (a)
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/36	1,000,000	1,067,991
Series A, Refunding	5.000%	8/1/37	3,350,000	3,573,170
San Francisco, CA, City & County Public Utilities Commission Revenue, Green Bonds, Series C, Refunding	4.000%	11/1/41	1,500,000	1,528,938
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/43	3,000,000	3,158,509
Series 2018	5.000%	8/1/48	2,000,000	2,089,653
Total Water & Sewer				27,412,133
Total Investments — 99.2% (Cost — $236,655,538)				233,000,283
Other Assets in Excess of Liabilities — 0.8%				1,942,899
Total Net Assets — 100.0%				$234,943,182

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2024 Quarterly Report

 Western Asset California Municipals Fund
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(f)	The coupon payment on this security is currently in default as of May 31, 2024.
(g)	The maturity principal is currently in default as of May 31, 2024.
(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
CMI	—	California Mortgage Insurance Program — Insured Bonds
COP	—	Certificates of Participation
GO	—	General Obligation
MFA	—	Municipal Finance Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
USD	—	Unified School District
At May 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	60	9/24	$7,447,369	$7,346,250	$(101,119)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset California Municipals Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$233,000,283	—	$233,000,283

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$101,119	—	—	$101,119

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset California Municipals Fund 2024 Quarterly Report